NOTES PAYABLE (Details Narrative) - USD ($) $ in Thousands							1 Months Ended
	Oct. 11, 2024	Mar. 28, 2024	May 15, 2023	Aug. 04, 2022	Mar. 31, 2022	Jan. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2025	Dec. 31, 2024	Dec. 19, 2024	Sep. 19, 2024	Feb. 26, 2024	Dec. 31, 2023	Sep. 22, 2021	Jun. 22, 2021
Debt Instrument [Line Items]
Outstanding principal										$ 0				$ 4,000
KGPLA [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity			$ 4,000
Line of credit expiration date			May 15, 2024
Repaid credit line		$ 4,000
Several Subordinated Note Agreements [Member]
Debt Instrument [Line Items]
Debt face amount										$ 117
Interest rate										12.00%
Outstanding principal										$ 0				0
Payment for final balance														$ 90
Capital Premium Financing Inc [Member]
Debt Instrument [Line Items]
Interest rate							17.65%							20.53%
Outstanding principal short term debt									$ 0	0				$ 95
National Partners PFco LLC [Member] | D and O Insurance [Member]
Debt Instrument [Line Items]
Debt face amount													$ 170
Interest rate	7.95%												8.45%
Outstanding principal short term debt									88	140
Increase in debt	$ 170
National Partners PFco LLC [Member] | Commercial Liability Insurance [Member]
Debt Instrument [Line Items]
Debt face amount											$ 116
Interest rate											7.95%
National Partners PFco LLC 1 [Member] | Commercial Liability Insurance [Member]
Debt Instrument [Line Items]
Outstanding principal short term debt									74	116
Senior Secured Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal									0	0				4,000
Banco Hipotecario [Member]
Debt Instrument [Line Items]
Debt face amount															$ 1,500
Note payable balance									0	0				546
Taproot Acquisition Enterprises 1 [Member]
Debt Instrument [Line Items]
Debt face amount												$ 2,100
Taproot Acquisition Enterprises [Member]
Debt Instrument [Line Items]
Debt face amount												$ 2,120
Note payable balance									422	643
K G P L A Holdings L L C 1 [Member]
Debt Instrument [Line Items]
Note payable balance									4,600	5,800
KGPLA Convertible debt [Member]
Debt Instrument [Line Items]
Debt face amount						$ 3,000
Interest rate						8.00%
Maturity date						Jan. 31, 2026
Outstanding principal amount									$ 3,000	3,000				3,000
KGPLA Holdings LLC [Member]
Debt Instrument [Line Items]
Note payable balance										5,785
Mike Komaransky [Member]
Debt Instrument [Line Items]
Interest rate				6.00%
Outstanding principal										0				0
Maturity date				Aug. 31, 2023
Securities borrowed				$ 500
Monthly payments				$ 50
Convertible Debt Third Party [Member]
Debt Instrument [Line Items]
Debt face amount																$ 5,000
Interest rate																6.00%
Outstanding principal amount										$ 0				0
Subscription amount								$ 4,985
Convertible debt, value					$ 3,245			$ 220
Convertible debt, shares							34,650,000	2,200,000
Unconverted debt														$ 1,520